Operating Segments - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue from external customers		$ 423,219	$ 431,074	$ 818,700	$ 839,337
Interest revenue		4,999	8,850	10,518	18,325
Intersegment Revenue	[1]	5,182	4,727	9,535	8,844
Revenues, Net of Interest Expense		433,400	444,651	838,753	866,506
Elimination of intersegment revenue	[1]	(5,182)	(4,727)	(9,535)	(8,844)
Revenue		428,218	439,924	829,218	857,662
Segment Adjusted EBITDA		122,339	138,924	234,329	271,376
Merchant Solutions
Segment Reporting Information [Line Items]
Revenue from external customers		226,666	249,569	439,640	476,236
Interest revenue		397	682	856	1,300
Intersegment Revenue	[1]	5,182	4,727	9,535	8,840
Revenues, Net of Interest Expense		232,245	254,978	450,031	486,376
Cost of services (excluding depreciation and amortization)	[1]	136,368	135,854	261,431	257,348
Selling, general and administrative	[2]	56,202	62,613	119,479	123,339
Segment Adjusted EBITDA		39,675	56,511	69,121	105,689
Digital Wallet
Segment Reporting Information [Line Items]
Revenue from external customers		196,553	181,505	379,060	363,101
Interest revenue		4,602	8,168	9,662	17,025
Intersegment Revenue	[1]	0	0	0	4
Revenues, Net of Interest Expense		201,155	189,673	388,722	380,130
Cost of services (excluding depreciation and amortization)	[1]	58,994	52,698	112,465	105,694
Selling, general and administrative	[2]	59,497	54,562	111,049	108,749
Segment Adjusted EBITDA		$ 82,664	$ 82,413	$ 165,208	$ 165,687

[1]	Intersegment revenue and related eliminations are primarily for credit card transactions and deposits between segments
[2]	Selling, general and administrative excludes share-based compensation costs which are not included in our definition of Adjusted EBITDA.